Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Cost and Fair Value of Investments

	December 31, 2018	December 31, 2017
	(in thousands)
At start of year	$77,589	$68,046
Purchases	80,956	41,701
Sales and maturities	(99,865)	(33,086)
Interest on short term investments	1,329	1,088
Realized gain on sale of short term investments	56	112
Unrealized capital loss – investments	(155)	(272)
At end of year	$59,910	$77,589

Available For Sale Short Term Investments by Major Security Type
The following table represents our available for sale short term investments by major security type as of December 31, 2018:

				Maturity by period
	Cost Total	Unrealized gains / (losses)	Fair Value Total	Less than 1 year	1 to 5 years
	(U.S.$ in millions)
US government debt securities	14.91	(0.07)	14.84	5.96	8.88
Corporate securities	44.92	(1.19)	43.73	11.48	32.25
Term deposits	1.34	—	1.34	0.70	0.64
Total (U.S.$ in millions)	$61.17	($1.26)	$59.91	$18.14	$41.77